Grandeur Peak Global Micro Cap Fund	Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.55%
Australia — 7.84%
Atturra ltd(a)	765,242	$412,819
EQT Holdings Ltd	12,238	284,084
Fiducian Group Ltd	208,133	1,009,839
Imdex Ltd	178,344	267,929
Kogan.com Ltd(a)	329,412	974,566
Megaport Ltd(a)	33,940	245,685
PeopleIN Ltd	301,641	178,914
Silk Logistics Holdings Ltd	294,436	275,275
		3,649,111
Belgium — 0.47%
X-Fab Silicon Foundries S.E.(a)(b)(c)	34,079	218,137

Brazil — 1.01%
Armac Locacao Logistica E Servicos SA	111,800	173,368
Track & Field Co SA	64,700	126,643
Vinci Partners Invest Ltd	15,260	172,133
		472,144
Canada — 0.76%
BioSyent Inc(b)	48,100	355,321

China — 1.11%
Chaoju Eye Care Holdings Ltd	452,000	168,793
TK Group Holdings Ltd(b)	1,462,600	348,612
		517,405
Finland — 0.43%
Revenio Group Oyj	6,394	198,901

France — 2.74%
Esker SA	991	217,732
Neurones SA	8,295	378,147
Thermador Groupe	4,607	380,398
Wavestone	5,180	301,088
		1,277,365
Germany — 1.58%
Mensch und Maschine Software S	5,555	361,511
Nexus AG	6,251	375,041
		736,552
Greece — 1.81%
Kri-Kri Milk Industry SA	28,265	353,504
Sarantis SA	40,988	487,329
		840,833
Hong Kong — 1.59%
Plover Bay Tech(c)	1,383,600	741,503

India — 6.81%
Cera Sanitaryware Ltd	2,942	314,445
Gulf Oil Lubricants India Ltd.	36,679	529,923
Indigo Paints Ltd	24,458	438,249
Ksolves India Ltd	16,000	206,838
Marksans Pharma Ltd.	94,500	238,650
SJS Enterprises Ltd(a)	33,977	353,586
Vaibhav Global Ltd	80,463	328,556
	Shares	Fair Value
COMMON STOCKS — 99.55% (continued)
India — 6.81% (continued)
Yatharth Hospital(a)	139,000	$762,555
		3,172,802
Indonesia — 1.26%
Ace Hardware Indonesia Tbk P.T.	3,026,500	148,975
Arwana Citramulia Tbk P.T.	3,364,400	145,873
Selamat Sempurna Tbk PT	2,309,700	292,619
		587,467
Ireland — 0.55%
Uniphar PLC(a)	90,411	255,286

Japan — 25.11%
Azoom Co Ltd	6,400	266,068
Beenos Inc	80,900	1,373,913
Bengo4.com Inc(a)	20,800	505,852
Central Automotive NPV(a)	7,300	241,344
Charm Care Corp KK	79,900	821,576
Creema Ltd(a)	49,200	99,521
CrowdWorks Inc(a)	20,100	136,364
Cyber Security Cloud Inc(a)	21,800	317,673
eGuarantee Inc	26,000	254,555
eWeLL Co Ltd(a)	19,100	190,889
F&M Co Ltd	16,300	176,665
FP Partner Inc(a)	6,700	138,471
Hennge KK(a)	50,900	361,991
Insource Co Ltd	28,000	164,205
Integral Corp(a)	13,400	365,112
MarkLines Company Ltd.(a)	23,000	459,395
Oro Co Ltd	46,500	789,638
Plus Alpha Consulting Company Ltd.	11,900	152,522
Prestige International Inc	50,000	237,403
Rise Consulting Group Inc(a)	44,000	230,925
Sun* Inc(a)	142,100	869,773
Synchro Food Co Ltd(a)	53,100	175,463
System Support, Inc.	55,600	731,878
Syuppin Company, Ltd.	28,600	276,814
Timee Inc(a)	21,400	207,153
ULS Group Inc	31,100	1,023,235
User Local inc	9,000	123,409
WDB coco Co Ltd	5,000	117,960
Yakuodo Holdings Company Limited	31,200	586,920
Ymirlink Inc(a)	32,600	288,492
		11,685,179
Luxembourg — 0.60%
Sword Group	7,482	277,376

Norway — 1.48%
Bouvet ASA	38,828	225,657
SmartCraft ASA(a)	166,002	465,639
		691,296
Oman — 0.47%
Tethys Oil AB	65,711	219,432

Grandeur Peak Global Micro Cap Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.55% (continued)
Philippines — 0.77%
Pryce Corp(b)	2,652,400	$358,715

Poland — 1.62%
Auto Partner SA	77,576	425,664
Shoper Spolka Akcyjna	30,600	328,111
		753,775
Singapore — 1.29%
Riverstone Holdings Ltd.(a)	841,725	601,305

South Korea — 0.67%
Douzone Bizon Co., Ltd(a)	3,066	138,159
MegaStudyEdu Co Ltd(a)	4,572	175,017
		313,176
Sweden — 5.66%
ADDvise Group AB(a)	538,100	308,442
BoneSupport Holding AB(a)	6,666	187,916
RVRC Holding AB	45,828	189,276
Sdiptech AB(a)	11,425	349,974
Swedencare AB(a)	218,921	947,375
Swedish Logistic(a)	105,935	376,176
Teqnion AB	8,129	152,413
Vitec Software Group	2,401	125,644
		2,637,216
Taiwan — 3.11%
Acer E-Enabling Service Busine	41,000	325,568
Gem Services Inc	107,000	219,384
M3 Technology Inc	53,000	204,450
Sporton International, Inc.(a)	76,699	528,286
Wistron Information Technology	47,477	172,583
		1,450,271
Thailand — 0.83%
Humanica PCL	1,280,000	385,792

United Kingdom — 14.37%
AB Dynamics PLC	18,515	468,831
Advanced Medical Solutions Gro	89,411	282,717
CVS Group plc	65,938	970,431
EKF Diagnostics Holdings PLC	400,873	140,153
Elixirr International PLC	93,105	700,091
Foresight Group Holdings Ltd	65,739	441,082
Franchise Brands PLC	162,415	363,246
FRP Advisory Group PLC	325,991	544,657
Impax Asset Management Group P	75,916	397,434
Marlowe plc(a)	36,611	207,165
Pensionbee Group PLC(a)	117,260	247,937
Raspberry PI Ltd(a)	29,173	141,742
SDI Group PLC(a)	225,400	185,421
Victorian Plumbing Group PLC(a)	271,436	325,867
Volution Group PLC	136,926	964,164
XPS Pensions Group PLC	73,829	306,518
		6,687,456
	Shares	Fair Value
COMMON STOCKS — 99.55% (continued)
United States — 15.61%
Advanced Oxygen Therapy(a)	92,746	$159,744
Barrett Business Services, Inc.	25,972	946,419
Bowman Consulting Group Limited(a)	21,236	758,550
Esquire Financial Holdings, Inc.	7,091	437,302
Figs, Inc.(a)	73,388	477,022
Global Industrial Company	5,242	182,841
Hackett Group, Inc. (The)	33,010	900,513
Pennant Group, Inc. (The)(a)	58,150	1,733,452
Perella Weinberg Partners	35,540	671,706
Plumas Bancorp(a)	6,666	288,438
The Joint Corporation(a)	17,690	255,090
The Lovesac Company(a)	10,945	299,455
Treace Medical(a)	21,204	153,305
		7,263,837
Total Common Stocks (Cost $38,576,970)		46,347,653

Total Common Stocks/ Investments — 99.55% (Cost $38,576,970)		46,347,653

Other Assets in Excess of Liabilities — 0.45%		210,861

NET ASSETS — 100.00%		$46,558,514

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total aggregate market value of $218,137, representing 0.47% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2024, the aggregate market value of these securities was $959,640, representing 2.06% of net assets.

Sector Composition (July 31, 2024)
Technology	25.0%
Consumer Discretionary	18.2%
Industrials	16.8%
Health Care	16.6%
Financials	11.3%
Communications	3.7%
Consumer Staples	3.1%
Materials	2.7%
Real Estate	0.8%
Utilities	0.8%
Energy	0.5%
Other Assets in Excess of Liabilities	0.5%
Total	100%

Grandeur Peak Global Micro Cap Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

Industry Composition (July 31, 2024)
It Services	9.9%
Application Software	8.8%
Professional Services	8.2%
Health Care Services	6.4%
Online Marketplace	5.3%
Health Care Facilities	4.0%
Internet Media & Services	3.4%
Private Equity	3.3%
Auto Parts	3.3%
Other Commercial Support Services	2.5%
Investment Management	2.4%
Health Care Supplies	2.2%
Infrastructure Software	2.2%
Specialty Chemicals	2.1%
Comml & Res Bldg Equipment & Sys	2.1%
Other Spec Retail - Discr	2.0%
Apparel, Footwear & Acc Design	1.7%
Specialty & Generic Pharma	1.7%
Engineering Services	1.6%
Communications Equipment	1.6%
Banks	1.6%
Home Products Stores	1.5%
Institutional Brokerage	1.4%
Specialty Online Retailers	1.3%
Food & Drug Stores	1.3%
Wealth Management	1.2%
Specialty Technology Hardware	1.2%
Personal Care Products	1.1%
Life Science & Diagnostics	1.0%
Other Industries (each less than 1%)	13.2%
Other Assets in Excess of Liabilities	0.5%
Total	100%